SUMMARY OF STOCK OPTION ACTIVITY (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding	25,036,905	24,440,836	24,440,836
Weighted average exercise price, Outstanding	¥ 0.46	¥ 0.51	¥ 0.51
Weighted-average remaining contractual life (years), Outstanding	11 years 10 days	10 years 9 months 18 days	11 years 8 months 23 days	11 years 5 months 4 days
Aggregate intrinsic value, Outstanding	¥ 21,353	¥ 19,794	¥ 19,794
Number of options, Granted	1,210,000	780,000
Weighted average exercise price, Granted	¥ 0.11	¥ 1.68
Number of options, Forfeited	(3,328,587)	(1,671,573)
Weighted average exercise price, Forfeited	¥ 0.32	¥ 0.20
Number of options, Exercised	(82,998)	(45,426)
Weighted average exercise price, Exercised	¥ 0.11	¥ 0.50
Number of options, Outstanding	22,835,320	23,503,837	25,036,905	24,440,836
Weighted average exercise price, Outstanding	¥ 0.46	¥ 0.52	¥ 0.46	¥ 0.51
Aggregate intrinsic value, Outstanding	¥ 18,770	¥ 19,475	¥ 21,353	¥ 19,794
Number of options, Exercisable	11,179,334
Weighted average exercise price, Exercisable	¥ 0.81
Weighted-average remaining contractual life (years), Exercisable	3 years 2 months 23 days
Aggregate intrinsic value, Exercisable	¥ 12,720
Number of options, Expected to vest	13,486,116
Weighted average exercise price, Expected to vest	¥ 0.17
Weighted-average remaining contractual life (years), Expected to vest	17 years 11 months 19 days
Aggregate intrinsic value, Expected to vest	¥ 8,036